Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2024
Share capital and additional paid-in capital
Share capital and additional paid-in capital

28. Share capital and additional paid-in capital

(a) Authorized share capital

In June 2010, the Company was incorporated in the Cayman Islands with an authorized share capital of one billion shares, par value of $0.00005, of which 20,000 shares were issued at incorporation. On March 1, 2018, the authorized share capital of the Company increased from $50,000 divided into 1,000,000,000 Ordinary Shares of a par value of $0.00005 each to $100,000 divided into 2,000,000,000 Ordinary Shares of a par value of $0.00005 each by the creation of an additional 1,000,000,000 Ordinary Shares of a par value of $0.00005 each to rank pari passu in all respects with the existing Ordinary Shares.

(b) Issued share capital and additional paid-in capital

	Number of shares	Ordinary shares	Additional paid-in capital	Total
	(thousands)	RMB’000	RMB’000	RMB’000
At January 1, 2022	1,002,201	326	383,174	383,500
Shares issued during the year	40,257	14	510	524
At December 31, 2022	1,042,458	340	383,684	384,024
Shares issued during the year	9,702,236	3,470	54,509	57,979
At December 31, 2023	10,744,694	3,810	438,193	442,003
Shares issued during the year	384,000	139	1,596	1,735
Disposal of discontinued operations and subsidiaries	-	-	66,534	66,534
Conversion of convertible notes	2,876,194	1,036	6,004	7,040
At December 31, 2024	14,004,888	4,985	512,327	517,312

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* Less than 1,000.